UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing

 /s/    David A. Charnes                   Richmond, VA         February 1, 2000
 -----------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $284,131,263


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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

     Form 13F INFORMATION TABLE


        Name of Issuer      Title of Class  CUSIP       Value   Shares or   Share/ PUT/   Invest.    Other   Voting Authority Shares
                                                                 Prin Amt    PRN   CALL  Discretion  Mgrs.   -----------------------
                                                                                                             Sole     Shared   None
GENUINE PT CO                    Common    372460-10   6,682,006   269,300                 Sole               269,300
CHUBB CORP                       Common    171232-10   8,446,875   150,000                 Sole               150,000
AMER HOME PROD CORP              Common    026609-10   2,943,750    75,000                 Sole                75,000
CATERPILLER INC COM              Common    149123-10   2,353,125    50,000                 Sole                50,000
BESTFOODS COM                    Common    08658U-10   8,410,000   160,000                 Sole               160,000
GEN MILLS INC                    Common    370334-10   7,582,575   212,100                 Sole               212,100
KIMBERLY-CLARK CORP              Common    494368-10  10,470,000   160,000                 Sole               160,000
PITNEY BOWES INC COM             Common    724479-10   6,522,188   135,000                 Sole               135,000
MCGRAW HILL COMPANIES INC COM    Common    580645-10   3,081,250    50,000                 Sole                50,000
HALLIBURTON CO COM               Common    406216-10   6,037,500   150,000                 Sole               150,000
FORTUNE BRANDS INC               Common    349631-10   7,439,063   225,000                 Sole               225,000
EXXON MOBIL CORP COM             Common    30231G-10  10,635,458   132,015                 Sole               132,015
HEWLETT-PACKARD CO               Common    428236-10   8,531,250    75,000                 Sole                75,000
DUN & BRADSTREET CORP DEL        Common    26483B-10   7,375,000   250,000                 Sole               250,000
CHEVRON CORP COM                 Common    166751-10   8,662,500   100,000                 Sole               100,000
TEXACO INC                       Common    881694-10   6,789,063   125,000                 Sole               125,000
CONOCO INC                       Common    208251-40   2,291,759    92,131                 Sole                92,131
INTL PAPER CO COM                Common    460146-10   8,382,098   148,520                 Sole               148,520
CONAGRA INC COM                  Common    205887-10   6,239,063   275,000                 Sole               275,000
XEROX CORP                       Common    984121-10   3,970,313   175,000                 Sole               175,000
WEYERHAEUSER CO                  Common    962166-10   8,976,563   125,000                 Sole               125,000
GATX CORP                        Common    361448-10   6,750,000   200,000                 Sole               200,000
THOMAS & BETTS CORP              Common    884315-10   6,375,000   200,000                 Sole               200,000
DEERE & CO                       Common    244199-10   9,325,625   215,000                 Sole               215,000
DPL CO                           Common    233293-10   6,232,500   360,000                 Sole               360,000
EATON CORP                       Common    278058-10   7,988,750   110,000                 Sole               110,000
MORGAN J P & CO INC COM          Common    616880-10   8,230,625    65,000                 Sole                65,000
NATL CY CORP                     Common    635405-10   7,106,250   300,000                 Sole               300,000
MARSH & MC LENNAN CO'S INC       Common    571748-10   9,568,750   100,000                 Sole               100,000
AMER GEN CORP COM                Common    026351-10   7,587,500   100,000                 Sole               100,000
TECO ENERGY INC COM              Common    872375-10   4,176,563   225,000                 Sole               225,000
GTE CORP                         Common    362320-10   7,056,250   100,000                 Sole               100,000
SBC COMMUNICATIONS INC.          Common    78387G-10   8,531,250   175,000                 Sole               175,000
SYSCO CORP COM                   Common    871829-10   7,912,500   200,000                 Sole               200,000
ANHEUSER-BUSCH CO INC COM        Common    035229-10   4,961,250    70,000                 Sole                70,000
MAYTAG CORP COM                  Common    578592-10   9,600,000   200,000                 Sole               200,000
RPM INC COM                      Common    749685-10   4,329,688   425,000                 Sole               425,000
CONOCO INC                       Common    208251-30   4,950,000   200,000                 Sole               200,000
EMERSON ELEC CO                  Common    291011-10   5,737,500   100,000                 Sole               100,000
DAIMLER CHRYSLER                 Common    D1668R-12   4,863,300    62,350                 Sole                62,350
MEAD CORP                        Common    582834-10   5,429,688   125,000                 Sole               125,000
SAFECO CORP COM                  Common    786429-10   5,596,875   225,000                 Sole               225,000
GRAND TOTAL                                          284,131,263 6,891,416                                  6,891,416
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